Nature of Operations	12 Months Ended
Dec. 31, 2019
Nature of Operations [Abstract]
Nature of Operations
1.	NATURE OF OPERATIONS
Mountain Province Diamonds Inc. (“Mountain Province” and together with its subsidiaries collectively, the “Company”) was incorporated on December 2, 1986 under the British Columbia Company Act. The Company amended its articles and continued incorporation under the Ontario Business Corporations Act effective May 8, 2006. The Company holds a 49% interest in the operating Gahcho Kué Project (“Gahcho Kué Diamond Mine” or “GK Mine” or “GK Project”) in Canada’s Northwest Territories. On April 13, 2018, the Company completed the asset acquisition of Kennady Diamonds Inc. (formerly KDI.V on the TSX Venture exchange), which included 100% of the mineral rights of the Kennady North Project (“KNP”). KNP is involved in the exploration, discovery, evaluation and development of diamond properties in Canada’s Northwest Territories.
The address of the Company’s registered office and its principal place of business is 161 Bay Street, Suite 1410, PO Box 216, Toronto, ON, Canada, M5J 2S1. The Company’s shares are listed on the Toronto Stock Exchange (“TSX”) under the symbol ‘MPVD’. As of December 31, 2019, the Company was also listed on the NASDAQ under the same symbol. Subsequent to the year ended December 31, 2019, the Company voluntarily delisted its common shares from the NASDAQ.
The underlying value and recoverability of the amounts shown as “Property, Plant and Equipment” (Note 8) are dependent upon future profitable production and proceeds from disposition of the Company’s mineral properties.
Authorization of Financial Statements
These consolidated financial statements were approved by the Board of Directors on March
23
, 2020.